Shareholders’ Equity (Details) - USD ($)			12 Months Ended
		Apr. 16, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 19, 2023	Apr. 26, 2022	Apr. 24, 2022
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)						$ 0.0001
Issued number of ordinary shares						6,671,444
Shares subscription receivables (in Dollars)			$ 1,200	$ 1,200
Tax profits			10.00%
Reserve percentage			10.00%
Statutory reserves (in Dollars)			$ 895,682	895,682
PRC not available (in Dollars)			$ 2,182,882	$ 3,852,982
Fifteen Investor [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)						$ 0.0001
Board of Directors [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized							500,000,000
Ordinary shares, par value (in Dollars per share)							$ 0.0001
Issued number of ordinary shares							1,000
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized			400,000,000	400,000,000
Ordinary shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Issued number of ordinary shares			8,950,000	8,950,000
Class A Ordinary Shares [Member] | Board of Directors [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)							$ 0.0001
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized			100,000,000	100,000,000
Ordinary shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Issued number of ordinary shares			4,800,000	4,800,000
Ordinary shares votes			20
Class B Ordinary Shares [Member] | Board of Directors [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)							$ 0.0001
IPO [Member]
Shareholders’ Equity [Line Items]
Shares issued		1,750,000
Offering price		4.00%
Proceeds from issuance initial public offering (in Dollars)		$ 7,000,000
Shares subscription receivables (in Dollars)						$ 1,200
IPO [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Issued number of ordinary shares						528,000
IPO [Member] | Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Issued number of ordinary shares						4,799,556
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized								500,000,000
Ordinary shares, par value (in Dollars per share)								$ 0.0001
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares issued	[1]		1,750,000
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares issued	[1]
Subscription Receivables [Member] | Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Issued number of ordinary shares						4,799,556
Subscription Receivables [Member] | IPO [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Issued number of ordinary shares						7,199,444
Statutory Reserves [Member]
Shareholders’ Equity [Line Items]
Reserve percentage			50.00%

[1]	Giving retroactive effect to the issuance of shares at nominal consideration effected on January 19, 2023 (Note 15).